Goodwill - Schedule of Changes in the carrying amount of goodwill (Details) - ColdQuanta Inc dba Infleqtion [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Line Items]
Beginning Balance	$ 9,315,000	$ 9,315,000
Goodwill arising from Morton Acquisition		1,533,000
Goodwill impairment		1,533,000	$ 0
Ending Balance	$ 9,315,000	$ 9,315,000	$ 9,315,000